Schedule of Convertible Preferred Stock (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Convertible preferred stock, beginning balance	25,048,584	25,237,155
Issuances
Retirements/Conversions	(2,294,287)	(188,571)
Convertible preferred stock, ending balance	22,754,297	25,048,584
Series A Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock, beginning balance	25,048,584	25,237,155
Issuances
Retirements/Conversions	(2,294,287)	(188,571)
Convertible preferred stock, ending balance	22,754,297	25,048,584